Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share

6.Earnings per share
The earnings per share calculations are based on the average number of share units representing the ordinary shares of PLC in issue during the period, less the average number of shares held as treasury shares.
In calculating diluted earnings per share and underlying earnings per share, a number of adjustments are made to the number of shares, principally the exercise of share plans by employees.
Earnings per share for total operations for the twelve months were calculated as follows:

	First Half
	2023	2022
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,548	2,905
Average number of shares (millions of share units)	2,523.9	2,557.3
EPS – basic (€)	1.41	1.14

EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,548	2,905
Adjusted average number of shares (millions of share units)	2,536.8	2,566.2
EPS – diluted (€)	1.40	1.13

Underlying EPS
Net profit attributable to shareholders’ equity (€ million)	3,548	2,905
Post-tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	(14)	535
Underlying profit attributable to shareholders’ equity	3,534	3,440
Adjusted average number of shares (millions of share units)	2,536.8	2,566.2
Underlying EPS – diluted (€)	1.39	1.34

Notes to the condensed consolidated financial statements
(unaudited)

6.Earnings per share (continued)

In calculating underlying earnings per share, net profit attributable to shareholders’ equity is adjusted to eliminate the post-tax impact of non-underlying items.
During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2022 (net of treasury shares)	2,529.0
Net movements in shares under incentive schemes	1.5
Shares repurchased under the share buyback programme	(15.5)
Number of shares at 30 June 2023	2,515.0